BMW Vehicle Owner Trust 2010-A

Accrued Interest Date: 12/27/10Collection Period Ending:12/31/10
Current Payment Date: 1/25/11 Period:9

Balances
	Initial	Beginning of Period	End of Period
Pool Balance	$807,017,816.96	$581,146,953.37	$557,749,411.87
Yield Supplement Overcollateralization	$31,823,968.20	$22,227,696.61	$21,263,739.31
Adjusted Pool Balance	$775,193,848.76	$558,919,256.76	$536,485,672.56
Reserve Account	$1,937,984.62	$1,937,984.62	$1,937,984.62
Overcollateralization	$25,193,848.76	$33,333,335.50	$33,333,335.50

Notes

Class A-1 Notes	$179,200,000.00	-	-
Class A-2 Notes	$239,000,000.00	$193,785,921.26	$171,352,337.06
Class A-3 Notes	$254,000,000.00	$254,000,000.00	$254,000,000.00
Class A-4 Notes	$77,800,000.00	$77,800,000.00	$77,800,000.00
	$750,000,000.00	$525,585,921.26	$503,152,337.06

Reconciliation of Collection Account
Available Funds:
Available Interest:
Interest Collected on Receivables	$2,003,260.58
Servicer Advances	171,231.59
Servicer Advance Reimbursement	132,344.52
Administrative Purchase Payment	0.00
Warranty Purchase Payment	37.18
Recoveries	49,792.58
Investment Earnings on Trust Accounts
Interest from Reserve Account	184.50
Interest from Collection Account	2,788.44
Total Available Interest	$2,094,950.35
Available Principal:
Principal Collection on Receivables
Receipts of Scheduled Principal	$15,091,905.98
Receipts of Pre-Paid Principal	7,821,282.32
Liquidation Proceeds	349,066.55
Administrative Purchase Payment
Warranty Purchase Payment	27,064.98
Total Available Principal	$23,289,319.83
Advances from the Reserve Account	$0.00
Release from the Reserve Fund Account	$0.00

Total Available Funds	$25,384,270.18
Distributions:
Servicing Fees	$484,289.13
Non-recoverable Servicer Advance Reimbursement	15,837.82
Noteholder’s Accrued and Unpaid Interest	540,178.69
Priority Principal Distribution to Noteholder’s	0.00
Reserve Account Deposit to achieve the Specified Reserve Account Balance	0.00
Regular Principal Distributable Amount to Noteholders	22,433,584.20
Owner Trustee and Indenture Trustee Fees	0.00
Certificate Distribution Account (any remaining payments)	1,910,380.34
Total Distributions	$25,384,270.18

Monthly Period Receivables Principal Balance Calculation
Beginning Receivable Principal Balance	$581,146,953.37
Monthly Principal Received
Regular Principal Received	$15,091,905.98
Prepaid Principal Received	7,821,282.32
Liquidations	349,066.55
Principal Balance Allocable to Gross Charge-offs	108,221.68
Principal Portion of Repurchased Receivables	27,064.98
Total Monthly Principal Amounts	$23,397,541.51
Ending Receivable Principal Balance	$557,749,411.87

Distributions
Interest Distributable Amount		Interest Rate	Current Payment	Per $1,000
Class A-1 Notes		0.27929%	$0.00	0.00
Class A-2 Notes		0.68000%	$109,812.02	0.46
Class A-3 Notes		1.39000%	$294,216.67	1.16
Class A-4 Notes		2.10000%	$136,150.00	1.75
			$540,178.69

Monthly Principal Distributable Amount	Beginning Balance	Current Payment	Ending Balance	Per $1,000	Note Factor
Class A-1 Notes	-	0.00	-	0.00	0.00
Class A-2 Notes	$193,785,921.26	22,433,584.20	$171,352,337.06	93.86	0.72
Class A-3 Notes	$254,000,000.00	0.00	$254,000,000.00	0.00	1.00
Class A-4 Notes	$77,800,000.00	0.00	$77,800,000.00	0.00	1.00
	525,585,921.26	22,433,584.20	$503,152,337.06

Carryover Shortfalls
	Prior Period Carryover	Current Payment	Per $1,000
Class A-1 Interest Carryover Shortfall	-	-	-
Class A-2 Interest Carryover Shortfall	-	-	-
Class A-3 Interest Carryover Shortfall	-	-	-
Class A-4 Interest Carryover Shortfall	-	-	-

Yield Supplement Overcollateralization
Beginning Period Required Amount	$22,227,696.61
Beginning Period Amount	22,227,696.61
Current Distribution Date Required Amount	21,263,739.31
Current Period Release	963,957.30
Ending Period Amount	21,263,739.31
Next Distribution Date Required Amount	$20,320,816.04

Reserve Account

Beginning Period Required Amount	$1,937,984.62
Beginning Period Amount	1,937,984.62
Net Investment Earnings	184.50
Current Period Deposit Amount Due	0.00
Reserve Fund Draw Amount	0.00
Ending Period Required Amount	1,937,984.62
Release to Depositor	184.50
Ending Period Amount	$1,937,984.62

Overcollateralization

Beginning Period Overcollateralization Amount	$33,333,335.50
Target Overcollateralization Amount	$33,333,335.50
Ending Period Over Collateralization Amount	$33,333,335.50
Current Period Release	$0.00

Receivables Data

	Beginning Period	Ending Period
Number of Specified Leases	26,606	26,116
Weighted Average Remaining Term	42.47	41.60
Weighted Average Annual Percentage Rate	4.10%	4.10%

Delinquencies	Dollar Amount	Percentage
30-59 Days	$4,894,651.25	0.88%
60-89 Days	612,830.52	0.11%
90-119 Days	256,479.71	0.05%
120+ Days	509,642.06	0.09%
Total 30+ Days Past Due	$6,273,603.54	1.12%

Write-offs
Gross Principal Write-offs for Current Period		$110,386.27
Recoveries for Current Period		49,792.58
Net Write-Offs for Current Period		60,593.69
Cumulative Net Realized Losses		$1,352,798.28
Repossessions	Dollar Amount	Units
Beginning Period Repossessed Receivables Balance	700,981.76	26
Ending Period Repossessed Receivables Balance	728,842.27	31

Principal Balance of 90+ Day Repossessed Vehicles	222,580.34	11